Schedule of Future Minimum Rental Payments for Operating Leases (Details)	12 Months Ended
Feb. 28, 2017 CAD
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 1	CAD 123,073
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 2	123,073
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 3	130,376
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 4	130,376
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 5	130,376
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 6	130,376
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 7	CAD 767,650